Vessels and other fixed assets, net	12 Months Ended
Dec. 31, 2015
Vessels and Other Fixed Assets, Net [Abstract]
Vessels and Other Fixed Assets, Net:
5.      Vessels and other fixed assets, net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2014	2015
Cost
Vessels	$1,641,603	$2,025,688
Other fixed assets	1,683	1,810
Total cost	1,643,286	2,027,498
Accumulated depreciation	(201,435)	(269,946)
Vessels and other fixed assets, net	$1,441,851	$1,757,552

Vessels acquired / disposed during the year ended December 31, 2013
On March 14, 2013, the Company entered into an agreement with a third party to sell the vessel Star Sigma. The vessel was delivered to its buyers on April 10, 2013. The resulted loss from this sale of $87 is included under “Loss on sale of vessel” in the accompanying consolidated statements of operations.
On November 5, 2013, the Company entered into two agreements to acquire from two unaffiliated third parties, one 61,462 dwt Ultramax vessel, Star Challenger, built 2012 and one 61,455 dwt Ultramax vessel, Star Fighter, built 2013. The vessels were delivered to the Company on December 12, 2013 and December 30, 2013, respectively.
Vessels acquired / disposed during the year ended December 31, 2014
On January 24, 2014, the Company entered into two agreements to acquire from Glocal Maritime Ltd, or “Glocal”, an unaffiliated third party, two 98,000 dwt Post-Panamax vessels, Star Vega and Star Sirius, built 2011. The vessels Star Vega and Star Sirius, were delivered to the Company on February 13, 2014 and March 7, 2014, respectively. The vessels, upon their delivery, were chartered back to Glocal for a daily rate of $15, at least until June 2016.
Following the completion of the Merger and the Pappas Transaction discussed in Note 1, the Company became the owner of 13 operating vessels (refer to relevant table in Note 1), the fair value of which following the purchase price allocation was estimated at $426,000 (based on Level 2 inputs of the fair value hierarchy). In addition, on July 22, 2014 and on September 19, 2014, the Company took delivery of the vessels Peloreus and Leviathan, respectively, two Capesize vessels with a capacity of 182,000 dwt each, built by the Japan Marine United Corporation, or JMU shipyard. The newbuilding contracts for those vessels had been acquired by the Company as part of the Merger. The delivery installment payment of $34,625 for each vessel was partially financed by $32,500 drawn for each vessel under a loan facility with Deutsche Bank AG (Note 8), and the remaining amount of $2,125, for each vessel, was financed by existing cash.
Pursuant to the Excel Transactions discussed in Note 1, as of December 31, 2014, 28 out of the 34 Excel Vessels had been transferred to the Company, for an aggregate consideration of 25,659,425 common shares (based on Level 1 inputs of the fair value hierarchy) and $248,751 in cash, or a total cost of $501,535, including time charters attached (Note 7). The Company used cash on hand, together with borrowings under various credit facilities, to pay the cash consideration for the Excel Vessels, as further discussed in Note 8.
As further discussed in Note 3, on November 11, 2014, the Company entered into two separate agreements with Heron to acquire the vessels Star Gwyneth (ex-ABYO Gwyneth) and Star Angelina (ex-ABYO Angelina), which were delivered to the Company on December 5, 2014. The cost for the acquisition of these vessels was determined based on the fair value of the 2,115,706 common shares issued on July 11, 2014, in connection with the Heron Transaction, of $25,080 (Level 1) and the amount of $25,000 financed by the Heron Vessels Facility (Note 8), according to the provisions of the Merger Agreement with respect to these acquisitions, as further discussed in Note 17.2.
On December 17, 2014, the Company entered into an agreement with a third party to sell the vessel Star Kim, one of the Excel Vessels, at market terms which also approximated the vessel's net book value. The vessel did not meet the 'held-for-sale' classification criteria as of December 31, 2014, as it was not considered available for immediate sale in its present condition.  The sale was completed on January 21, 2015 when the vessel was delivered to its new owner. As of December 31, 2014, the Company had received an advance payment from the buyers amounting to $1,100, which is included under “Advances from sale of vessel” in the accompanying consolidated balance sheet as of December 31, 2014.
Vessels acquired / disposed during the year ended December 31, 2015
Delivery of newbuilding vessels:
(i)  On January 8, 2015, the Company took delivery of the vessel Indomitable (ex-HN 5016), for which it had previously made a payment of $34,942 in December 2014. To partially finance the delivery installment of the Indomitable, the Company drew down $32,480 under the BNP $32,480 Facility (Note 8).
(ii)   On February 27, 2015, the Company took delivery of the vessels Honey Badger (ex-HN 164) and Wolverine (ex-HN 165), for which the Company paid delivery installments of $19,422 each. On March 13, 2015, the Company drew down $38,162 for the financing of both the Honey Badger and the Wolverine under the Sinosure Facility (Note 8).
(iii)   On March 25, March 31, April 7, and June 26, 2015, the Company took delivery of the Ultramax vessels Idee Fixe (ex-HN 1063), Roberta (ex-HN 1061), Laura (ex-HN 1062) and Kaley (ex-HN1064), respectively, which are all subject to separate bareboat charter agreements with Jiangsu Yangzijiang Shipbuilding Co. Ltd. (“New Yangzijiang”). As further discussed below, the Company accounts for these bareboat charter agreements as capital leases.
(iv)   On April 2, 2015, the Company took delivery of the Newcastlemax vessel Gargantua (ex-HN 166). On July 15, 2015, the Company took delivery of the Newcastlemax vessels Goliath (ex-HN 167) and Maharaj (ex-HN 184). The delivery installments of $113,046 were partially financed by $93,000 drawn down under the DNB-SEB-CEXIM $227,500 Facility (Note 8), and the remaining amount was financed by using existing cash.
(v)   On May 27, 2015, the Company took delivery of the Capesize vessel Deep Blue (ex-HN 5017). The delivery installment of $34,982 was partially financed by $28,680 drawn under the DVB $31,000 Deep Blue Facility (Note 8), and the remaining amount was financed by using existing cash.
(vi)   On July 22, 2015 and on August 7, 2015, the Company took delivery of the Ultramax vessels Star Aquarius (ex-HN 5040) and Star Pisces (ex-HN5043). The delivery installments of $20,359 and $20,351, respectively, were partially financed by $15,237 drawn under the NIBC $32,000 Facility (Note 8) for each vessel, and the remaining amount was financed by using existing cash.
(vii)   On October 9, 2015, the Company took delivery of the Ultramax vessel Star Antares (ex-HN 196). The delivery installment of $19,770 was partially financed by $16,738 drawn under the Sinosure Facility (Note 8), and the remaining amount was financed by using existing cash.
Acquisition of secondhand vessels:
During the year ended December 31, 2015, the remaining six of the Excel Vessels (Star Nina (ex-Iron Kalypso), Star Nicole (ex-Elinakos), Star Claudia (ex-Happyday), Star Monisha (ex-Iron Beauty), Rodon and Star Jennifer (ex-Ore Hansa) were delivered to the Company in exchange for 4,257,887 common shares and $39,475 in cash, completing the acquisitions of 34 vessels from Excel as further discussed in Note 1 above.
Sale of vessels:
During 2015 and early 2016, the Company entered into various separate agreements with third parties to sell 16 of the Company's vessels (Star Big, Star Mega, Maiden Voyage, Star Natalie, Star Tatianna, Star Christianna, Star Monika, Star Julia, Star Nicole, Rodon, Star Claudia, Indomitable, Magnum Opus, Tsu Ebisu, Deep Blue and Obelix). Of these vessels, 12 were delivered to their purchasers in 2015, while the remaining four (Indomitable, Magnum Opus, Tsu Ebisu, and Deep Blue) were delivered to their purchasers in 2016 (Note 20). None of these four vessels met the 'held-for-sale' classification criteria as of December 31, 2015, as none of them were considered available for immediate sale in their present condition at that date. In addition, as discussed above, in late December 2014 the Company agreed to sell the vessel Star Kim, which was delivered to its owner in early 2015. As part of these sales (other than the sale of the vessel Maiden Voyage which is separately discussed below), the Company recognized a net loss on sale of $20,585, which is separately reflected in the accompanying statement of operations for the year ended December 31, 2015.
On May 28, 2015, the Company entered into an agreement with a third party to sell the vessel Maiden Voyage. As part of this transaction, the vessel (currently named Astakos) was leased back to the Company under a time charter for two years. The vessel was delivered to its new owner on September 15, 2015 and the Company became the charterer of the vessel on the same date. The lease back did not meet the lease classification test for a capital lease and is accounted for as operating lease. Pursuant to the applicable accounting guidance for sale and lease back transactions, the net gain from the sale of Maiden Voyage of $148 was deferred and is being amortized in straight line over the lease term. The net book value of this deferred gain as of December 31, 2015 is $126 and is reflected within “Other non-current liabilities” in the accompanying consolidated balance sheet, while amortization of this deferred gain as of December 31, 2015 is $22 and is included within “Charter-In Hire expenses” in the accompanying consolidated statement of operations.
Capital leases:
On May 17, 2013, subsidiaries of Oceanbulk entered into separate bareboat charter party contracts with affiliates of New Yangzijiang shipyards for eight-year bareboat charters of four newbuilding 64,000 dwt Ultramax vessels being built at New Yangzijiang.  The Company assumed these bareboat charters following the completion of the Merger. The vessels were constructed pursuant to four shipbuilding contracts entered into between four pairings of affiliates of New Yangzijiang.  Each pair had one shipyard party (each, a “New YJ Builder”) and one ship-owning entity (each a “New YJ Owner”).  Delivery of each vessel to the Company was deemed to occur upon delivery of the vessel to the New YJ Owner from the corresponding New YJ Builder. Pursuant to the terms of the bareboat charter, the Company was required to pay upfront fees, corresponding to the pre-delivery installments to the shipyard. An amount of $20,680 for the construction cost of each vessel, corresponding to the delivery installment to the shipyard, is  financed by the relevant New YJ Owner, to whom the Company will pay a pre-agreed daily bareboat charter hire rate on a 30-days advance basis.  After each vessel's delivery, the Company has monthly purchase options to acquire the vessel at pre-determined, amortizing-during-the-charter-period prices.  On the eighth anniversary of the delivery of each vessel, the Company has the obligation to purchase the vessel at a purchase price of $6,000. Upon the earlier of the exercise of the purchase options or the expiration of the bareboat charters, the Company will own the four vessels. As further discussed above, the Company took delivery of these four vessels during the year ended December 31, 2015.
Based on applicable accounting guidance, the Company determined that the bareboat charters should be classified as capital leases. As a result, in accordance with the applicable capital lease accounting guidance, the Company recorded a financial liability and a financial asset equal to the present value of the minimum lease payments at the time of the vessel's delivery, when the term of the lease was deemed to begin. The net book value of these vessels (which includes the upfront fees paid by the Company until the delivery of the vessel, net of accumulated depreciation) recorded as of December 31, 2015 is reflected within “Vessels and other fixed assets, net” in the accompanying consolidated balance sheet. The charge resulting from amortization of these leased assets is included within “Depreciation expense” in the accompanying consolidated statement of operations.  The interest expense on the financial liability related to these capital leases as of December 31, 2015 was $3,088 and is included within “Interest and finance costs” in the accompanying consolidated statement of operations. As of December 31, 2015 the net book value of the vessels was $120,992, with accumulated amortization of $3,056.
The principal payments required to be made after December 31, 2015, for the outstanding capital lease obligations, are as follows:
Years	Amount
December 31, 2016	$8,640
December 31, 2017	8,640
December 31, 2018	8,640
December 31, 2019	11,437
December 31, 2020	12,370
December 31, 2021 and thereafter	51,832
Total capital lease minimum payments	$101,559
Excluding bareboat interest	22,039
Total lease commitments	79,520
Lease commitments - current portion	4,490
Lease commitments - non-current portion	75,030
Impairment Analysis
As a result of the decline in charter rates and vessel values during the previous years and since market expectations for future rates were low and vessel values were unlikely to increase to the high levels of 2008, the Company reviewed the recoverability of the carrying amount of its vessels in 2013, 2014 and 2015.
The Company's impairment analysis for 2013 and 2014 indicated that the carrying amount of the Company's vessels was recoverable, and therefore the Company concluded that no impairment charge was necessary.
As part of the sales agreed in 2015 and 2016, as discussed above and in Notes 6 and 20 below, the Company recognized an impairment loss of $219,400. In addition, in light of the continued economic downturn and the prevailing conditions in the shipping industry, as of December 31, 2015, the Company performed an impairment analysis for each of its operating vessels and newbuildings whose carrying value was above its market value. Based on the Company's impairment analysis framework described in Note 2(n) above, the future undiscounted projected net operating cash flows for certain of its vessels over their operating life were below their carrying value. In estimating each vessel's projected cash flows, the Company also took into consideration the possibility of a sale of certain additional operating vessels and newbuildings (with a net book value as of December 31, 2015 of $119,591), to the extent that attractive sale prices will be attainable. After completing its impairment analysis, the Company recognized an additional impairment loss of $102,578.
The total impairment charge for the year ended December 31, 2015 is separately reflected in the accompanying consolidated statement of operations (Note 19).